Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

Administrator Class

Supplement dated July 19, 2010, to the Prospectus dated October 1, 2009,

as previously supplemented on December 1, 2009, January 5, 2010, January 13, 2010, June 21, 2010, and July 1, 2010.

This supplement contains important information about the Wells Fargo Advantage Diversified Bond Fund   (“the Fund”).

                The Fund is no longer offered. All references to this fund are hereby removed.

IFAM070/P1003S3

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

Supplement dated July 19, 2010, to the Statement of Additional Information dated October 1, 2009,

as previously supplemented on December 1, 2009, December 11, 2009,

January 5, 2010, May 14, 2010, and July 12, 2010

This supplement contains important information about the Wells Fargo Advantage Diversified Bond Fund  (“the Fund”).

                The Fund is no longer offered. All references to this fund are hereby removed.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

Class A, Class B, Class C, Investor Class, Institutional Class and Administrator Class

Supplement dated July 19, 2010, to the Prospectuses dated February 1, 2010,

as previously supplemented as the case may be.

This supplement contains important information about the Wells Fargo Advantage Index Fund, the Wells Fargo Advantage Equity Income Fund, the Wells Fargo Advantage Growth Equity Fund, the Wells Fargo Advantage Large Cap Appreciation Fund and the Wells Fargo Advantage Large Company Growth Fund.

                The Wells Fargo Advantage Index Fund is no longer offered through this prospectus.  The Wells Fargo Advantage Index Fund is now offered through prospectuses dated July 19, 2010 for the Wells Fargo Advantage Equity Gateway Funds.  To obtain a prospectus for the Fund, please call 1.800.222.8222 or visit www.wellsfargo.com/advantagefunds.

                The Wells Fargo Advantage Equity Income Fund, the Wells Fargo Advantage Growth Equity Fund, the Wells Fargo Advantage Large Cap Appreciation Fund and the Wells Fargo Advantage Large Company Growth Fund are no longer offered and all references to these funds are hereby removed.

                                                                                                                                                EGIV070/P906SP

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

Supplement dated July 19, 2010, to the Statement of Additional Information (“SAI”) dated February 1, 2010,

as previously supplemented on May 14, 2010, June 21, 2010 and June 28, 2010.

This supplement contains important information about the Wells Fargo Advantage Index Fund, the Wells Fargo Advantage Equity Income Fund, the Wells Fargo Advantage Growth Equity Fund, the Wells Fargo Advantage Large Cap Appreciation Fund and the Wells Fargo Advantage Large Company Growth Fund.

                The Wells Fargo Advantage Index Fund is no longer offered through this SAI.  The Wells Fargo Advantage Index Fund is now offered through a SAI dated July 19, 2010 for the Wells Fargo Advantage Equity Gateway Funds.  To obtain a SAI for the Fund, please call 1.800.222.8222 or visit www.wellsfargo.com/advantagefunds.

                The Wells Fargo Advantage Equity Income Fund, the Wells Fargo Advantage Growth Equity Fund, the Wells Fargo Advantage Large Cap Appreciation Fund and the Wells Fargo Advantage Large Company Growth Fund are no longer offered and all references to these funds are hereby removed.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

Class A, Class B, Class C, and Administrator Class

Supplement dated July 19, 2010, to the Prospectuses dated February 1, 2010,

as previously supplemented as the case may be.

This supplement contains important information about the Wells Fargo Advantage International Core Fund and the Wells Fargo Advantage Emerging Markets Equity Fund.

                The Wells Fargo Advantage International Core Fund is no longer offered through this prospectus. The Wells Fargo Advantage International Core Fund is now offered through prospectuses dated July 19, 2010 for the Wells Fargo Advantage International Funds.  To obtain a prospectus for the Wells Fargo Advantage International Core Fund, please call 1.800.222.8222 or visit www.wellsfargo.com/advantagefunds.

                The Wells Fargo Advantage Emerging Markets Equity Fund is no longer offered and all references to this fund are hereby removed.

                                                                                                                                                           IER070/P301SP3

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

Supplement dated July 19, 2010, to the Statement of Additional Information (“SAI”) dated February 1, 2010,

as previously supplemented as the case may be.

This supplement contains important information about the Wells Fargo Advantage International Core Fund and the Wells Fargo Advantage Emerging Markets Equity Fund.

                The Wells Fargo Advantage International Core Fund is no longer offered through this SAI.  The Wells Fargo Advantage International Core Fund is now offered through a SAI dated July 19, 2010 for the Wells Fargo Advantage International Funds.   To obtain a SAI for the Wells Fargo Advantage International Core Fund, please call 1.800.222.8222 or visit www.wellsfargo.com/advantagefunds.

The Wells Fargo Advantage Emerging Markets Equity Fund is no longer offered and all references to this fund are hereby removed.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

Class A, Class B, Class C, Investor Class, Institutional Class, and Administrator Class

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Class A, Class B, Class C, Investor Class, and Administrator Class

Supplement dated July 19, 2010, to the Prospectuses dated December 1, 2009,

as previously supplemented as the case may be.

This supplement contains important information about the Wells Fargo Advantage Large Company Core Fund and the Wells Fargo Advantage U.S. Value Fund (“the Funds”).

The Funds are no longer offered and all references to these funds are hereby removed.

LCIV070/P106SP2

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Supplement dated July 19, 2010, to the Statement of Additional Information dated December 1, 2009,

as previously supplemented on February 19, 2010 and May 14, 2010.

This supplement contains important information about the Wells Fargo Advantage Large Company Core Fund and the Wells Fargo Advantage U.S. Value Fund (“the Funds”).

The Funds are no longer offered and all references to these funds are hereby removed.